INCOME TAXES - Movements In Temporary Differences (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	$ (76.0)	$ (123.5)
Deferred tax expense (income) recognised in profit or loss	(2.9)	23.1
Income tax relating to components of other comprehensive income	19.4	1.1
Increase (decrease) through business combinations, deferred tax liability (asset)	(6.6)	27.2
Increase (decrease) through net exchange differences, deferred tax liability (asset)	(5.8)	(3.9)
Deferred tax liability (asset), end	(66.1)	(76.0)
Non-capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	35.2	45.7
Deferred tax expense (income) recognised in profit or loss	(1.2)	(9.6)
Income tax relating to components of other comprehensive income	0.0	0.0
Increase (decrease) through business combinations, deferred tax liability (asset)	0.0	0.8
Increase (decrease) through net exchange differences, deferred tax liability (asset)	(0.6)	(1.7)
Deferred tax liability (asset), end	33.4	35.2
Unclaimed research and development expenditures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	45.1	37.4
Deferred tax expense (income) recognised in profit or loss	19.3	7.7
Income tax relating to components of other comprehensive income	0.0	0.0
Increase (decrease) through business combinations, deferred tax liability (asset)	0.0	0.0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0.0	0.0
Deferred tax liability (asset), end	64.4	45.1
Capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	0.7	0.0
Deferred tax expense (income) recognised in profit or loss	0.7	0.7
Income tax relating to components of other comprehensive income	0.0	0.0
Increase (decrease) through business combinations, deferred tax liability (asset)	0.0	0.0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0.0	0.0
Deferred tax liability (asset), end	1.4	0.7
Investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	(74.1)	(64.6)
Deferred tax expense (income) recognised in profit or loss	4.1	(9.5)
Income tax relating to components of other comprehensive income	0.0	0.0
Increase (decrease) through business combinations, deferred tax liability (asset)	0.0	0.0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0.0	0.0
Deferred tax liability (asset), end	(70.0)	(74.1)
Property, plant and equipment and right-of-use of assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	(73.2)	(104.6)
Deferred tax expense (income) recognised in profit or loss	(11.2)	16.4
Income tax relating to components of other comprehensive income	0.0	0.0
Increase (decrease) through business combinations, deferred tax liability (asset)	(3.1)	18.3
Increase (decrease) through net exchange differences, deferred tax liability (asset)	(6.7)	(3.3)
Deferred tax liability (asset), end	(88.4)	(73.2)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	(87.4)	(87.8)
Deferred tax expense (income) recognised in profit or loss	(1.9)	5.7
Income tax relating to components of other comprehensive income	0.0	0.0
Increase (decrease) through business combinations, deferred tax liability (asset)	(2.9)	(6.2)
Increase (decrease) through net exchange differences, deferred tax liability (asset)	(0.8)	0.9
Deferred tax liability (asset), end	(93.0)	(87.4)
Deferred revenues, contract assets and contract liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	2.0	(8.6)
Deferred tax expense (income) recognised in profit or loss	(18.9)	(2.8)
Income tax relating to components of other comprehensive income	0.0	0.0
Increase (decrease) through business combinations, deferred tax liability (asset)	0.0	14.3
Increase (decrease) through net exchange differences, deferred tax liability (asset)	1.0	(0.9)
Deferred tax liability (asset), end	(15.9)	2.0
Foreign currency exchange difference
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	(13.9)	(13.9)
Deferred tax expense (income) recognised in profit or loss	(2.1)	(1.3)
Income tax relating to components of other comprehensive income	13.3	1.0
Increase (decrease) through business combinations, deferred tax liability (asset)	0.0	0.0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0.4	0.3
Deferred tax liability (asset), end	(2.3)	(13.9)
Derivative financial assets and liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	0.2	(0.3)
Deferred tax expense (income) recognised in profit or loss	15.6	(0.7)
Income tax relating to components of other comprehensive income	9.7	1.2
Increase (decrease) through business combinations, deferred tax liability (asset)	0.0	0.0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0.0	0.0
Deferred tax liability (asset), end	25.5	0.2
Defined benefit obligation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	55.4	51.6
Deferred tax expense (income) recognised in profit or loss	0.1	0.7
Income tax relating to components of other comprehensive income	(3.6)	(1.1)
Increase (decrease) through business combinations, deferred tax liability (asset)	0.0	0.7
Increase (decrease) through net exchange differences, deferred tax liability (asset)	1.2	3.5
Deferred tax liability (asset), end	53.1	55.4
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	34.0	21.6
Deferred tax expense (income) recognised in profit or loss	(7.4)	15.8
Income tax relating to components of other comprehensive income	0.0	0.0
Increase (decrease) through business combinations, deferred tax liability (asset)	(0.6)	(0.7)
Increase (decrease) through net exchange differences, deferred tax liability (asset)	(0.3)	(2.7)
Deferred tax liability (asset), end	25.7	34.0
Impact of adopting IFRS 16
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	5.8
Deferred tax liability (asset), end		5.8
Impact of adopting IFRS 16 | Non-capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	0.0
Deferred tax liability (asset), end		0.0
Impact of adopting IFRS 16 | Unclaimed research and development expenditures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	0.0
Deferred tax liability (asset), end		0.0
Impact of adopting IFRS 16 | Capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	0.0
Deferred tax liability (asset), end		0.0
Impact of adopting IFRS 16 | Investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	0.0
Deferred tax liability (asset), end		0.0
Impact of adopting IFRS 16 | Property, plant and equipment and right-of-use of assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	5.8
Deferred tax liability (asset), end		5.8
Impact of adopting IFRS 16 | Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	0.0
Deferred tax liability (asset), end		0.0
Impact of adopting IFRS 16 | Deferred revenues, contract assets and contract liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	0.0
Deferred tax liability (asset), end		0.0
Impact of adopting IFRS 16 | Foreign currency exchange difference
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	0.0
Deferred tax liability (asset), end		0.0
Impact of adopting IFRS 16 | Derivative financial assets and liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	0.0
Deferred tax liability (asset), end		0.0
Impact of adopting IFRS 16 | Defined benefit obligation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	0.0
Deferred tax liability (asset), end		0.0
Impact of adopting IFRS 16 | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), start	$ 0.0
Deferred tax liability (asset), end		$ 0.0